Accounts payable - Detailed Information about Accounts Payable (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Noncurrent
Trade payable and related parties	$ 4	$ 4	$ 8
Guarantee deposits		1
Payables with partners in JA and other agreements	1	1	1
Total, noncurrent account payable	5	6	9
Current
Trade payable and related parties	2,285	2,498	1,880
Guarantee deposits	4	5	7
Payables with partners in JA and other agreements	14	50	60
Miscellaneous	16	11	16
Total, current account payable	$ 2,319	$ 2,564	$ 1,963